Statement of Additional Information Supplement	August 8, 2014

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE
PUTNAM VARIABLE TRUST FUNDS DATED APRIL 30, 2014

The first paragraph in the section Auditor and Financial Statements is deleted in its entirety and replaced with the following disclosure:

PricewaterhouseCoopers LLP (PwC), 125 High Street, Boston, Massachusetts 02110, is the fund's auditor providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in each fund’s Annual Report for the fiscal year ended December 31, 2013, filed electronically on February 27, 2014 (File No. 811-05346), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

SAI_VT - 2014/8